Significant Related Party Transactions - Summary of Significant Transactions Carried Out by Group with Significant Related Parties (Detail) - CNY (¥) ¥ in Millions				12 Months Ended
		Aug. 21, 2019	May 08, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Payment of dividends from the Company to CLIC				¥ 4,522	¥ 11,306	¥ 6,784
Interest on deposits received from CGB				26,695	22,699	23,827
Sino-Ocean Group Holding Limited ("Sino-Ocean") [member]
Disclosure of transactions between related parties [line items]
Dividend from significant related parties		¥ 224	¥ 145
Transactions between Sino-Ocean and group [member] | Sino-Ocean Group Holding Limited ("Sino-Ocean") [member]
Disclosure of transactions between related parties [line items]
Dividend from significant related parties				369	558	553
Interest of corporate bonds received from Sino-Ocean				27	27	27
Project management fee paid to Sino-Ocean					2	55
Transactions Between Consolidated Structured Entities Or Other Subsidiaries And Company [member] | Consolidated structured entities [member]
Disclosure of transactions between related parties [line items]
Distributions received in investments in consolidated structured entities				10,965	8,247	3,944
China Life Insurance (Group) Company ("CLIC") [member] | Transactions with CLIC and subsidiaries [member]
Disclosure of transactions between related parties [line items]
Policy management fee received from CLIC	[1],[2]			575	629	740
Asset management fee received	[3]			89	100	107
Payment of dividends from the Company to CLIC				3,092	7,729	4,638
China Life Asset Management Company Limited ("AMC") [member] | Transactions with CLIC and subsidiaries [member]
Disclosure of transactions between related parties [line items]
Distribution of profits				122	128	125
China Life Asset Management Company Limited ("AMC") [member] | Transactions between AMC and company [member]
Disclosure of transactions between related parties [line items]
Distribution of profits				183	193	187
Payment of an asset management fee to significant related parties	[2],[4]			1,353	1,326	1,154
China Life Insurance (Overseas) Company Limited ("CL Overseas") [member] | Transactions with CLIC and subsidiaries [member]
Disclosure of transactions between related parties [line items]
Asset management fee received	[5]			86	63	119
China Life Property & Casualty Insurance Company Limited ("CLP&C") [member] | Transactions with CLIC and subsidiaries [member]
Disclosure of transactions between related parties [line items]
Asset management fee received	[6]			14	14	14
Payment of insurance premium to CLP&C				48	47	44
Claim and other payments received from CLP&C				16	14	16
Agency fee received	[2],[7]			2,297	2,959	3,030
Rental and a service fee received from CLP&C				51	50	59
Dividend from significant related parties					66	69
China Life Real Estate Co., Limited ("CLRE") [member] | Transactions with CLIC and subsidiaries [member]
Disclosure of transactions between related parties [line items]
Payment of rental, project fee and other expenses to CLRE				43	45	50
China Life Investment Holding Company Limited ("CLI") [member] | Transactions with CLIC and subsidiaries [member]
Disclosure of transactions between related parties [line items]
Property leasing expenses charged by CLI	[8]			78	83	78
Payment of an asset management fee to significant related parties	[2],[9]			653	529	396
Property leasing income received from CLI				39	37	37
China Life Ecommerce Company Limited ("CL Ecommerce") [member] | Transactions with CLIC and subsidiaries [member]
Disclosure of transactions between related parties [line items]
Payment of a business management service fee to CL Ecommerce					53	64
China Guangfa Bank Co. Ltd ("CGB") [member] | Transactions between CGB and group [member]
Disclosure of transactions between related parties [line items]
Dividend from significant related parties				284
Interest on deposits received from CGB				2,584	1,425	1,382
Commission expenses charged by CGB	[10]			158	112	92
Capital contribution to significant related parties					13,012
China Life Enterprise Annuity Fund ("EAP") [member] | Transactions between EAP and group [member]
Disclosure of transactions between related parties [line items]
Contribution to EAP				1,003	593	700
Other associates and joint ventures [member] | Transaction Between Other Associates And Joint Ventures And The Group [member]
Disclosure of transactions between related parties [line items]
Distribution of profit from significant related parties				2,574	2,279	1,240
Other associates and joint ventures [member] | Transactions between other associates and joint ventures and company [member]
Disclosure of transactions between related parties [line items]
Distribution of profit from significant related parties				2,210	1,424	203
China Life Pension Company Limited ("Pension Company") [member] | Transactions between pension company and company [member]
Disclosure of transactions between related parties [line items]
Agency fee received	[11]			54	43	42
Rental received from Pension Company				54	45	43
Marketing fee income for promotion of annuity business from Pension Company				8	13	10
China Life Franklin Asset Management Company Limited [member] | Transactions between AMC HK and company [member]
Disclosure of transactions between related parties [line items]
Payment of an investment management fee to AMC HK	[12]			18	18	14
China Life (Suzhou) Pension and Retirement Investment Company Limited ("Suzhou Pension Company") [member] | Transactions between Suzhou Pension Company and Company [member]
Disclosure of transactions between related parties [line items]
Capital contribution to significant related parties				200		260
Shanghai Rui Chong Investment Co., Limited ("Rui Chong Company") [member] | Transactions between Rui Chong Company and company [member]
Disclosure of transactions between related parties [line items]
Capital contribution to significant related parties						601
Rental fee charged by Rui Chong Company				47	47
Other subsidiaries [member] | Transactions Between Consolidated Structured Entities Or Other Subsidiaries And Company [member]
Disclosure of transactions between related parties [line items]
Distribution of profits from the other subsidiaries to the Company				206	¥ 426	¥ 70
Guo Yang Guo Sheng [member] | Transactions between the Guo Yang Guo Sheng and the Company [Member]
Disclosure of transactions between related parties [line items]
Capital withdraw from significant related parties				100
China Life Beijing Health Management Co Limited [member]
Disclosure of transactions between related parties [line items]
Capital contribution to significant related parties				200
China Life Beijing Health Management Co Limited [member] | Transactions between the CL Health and the Company [Member]
Disclosure of transactions between related parties [line items]
Capital withdraw from significant related parties				¥ 200

[1]	On 26 December 2017, the Company and CLIC renewed a renewable insurance agency agreement, effective from 1 January 2018 to 31 December 2020. The Company performs its duties of insurance agents in accordance with the agreement, but does not acquire any rights and profits or assume any obligations, losses and risks as an insurer of the non-transferable policies. The policy management fee was payable semi-annually, and is equal to the sum of (1) the number of policies in force as at the last day of the period, multiplied by RMB8.0 per policy and (2) 2.5% of the actual premiums and deposits received during the period, in respect of such policies. The policy management fee income is included in other income in the consolidated statement of comprehensive income.
[2]	These transactions constitute continuing connected transactions which are subject to reporting and announcement requirements but are exempt from independent shareholders’ approval requirements under Chapter 14A of the Listing Rules. The Company has complied with the disclosure requirements in accordance with Chapter 14A of the Listing Rules.
[3]	In December 2018, CLIC renewed an asset management agreement with AMC, entrusting AMC to manage and make investments for its insurance funds. The agreement is effective from 1 January 2019 to 31 December 2021. In accordance with the agreement, CLIC paid AMC a basic service fee at the rate of 0.05% per annum for the management of insurance funds. The service fee was calculated on a monthly basis and payable on a seasonal basis, by multiplying the average book value of the assets under management (after deducting the funds obtained from and interests accrued for repurchase transactions, deducting the principal and interests of debt and equity investment schemes, project asset-backed schemes, customised non-standard products) at the beginning and the end of any given month by the rate of 0.05%, divided by 12. According to specific projects, debt investment schemes, equity investment plans, project asset-backed plans, and customised non-standard products are based on contractual agreed rate, without paying for extra management fee. At the end of each year, CLIC assessed the investment performance of the assets managed by AMC, compared the actual results against benchmark returns and made adjustment to the basic service fee.
[4]	On 28 December 2018, the Company and AMC renewed a renewable agreement for the management of insurance funds, effective from 1 January 2019 to 31 December 2021. In accordance with the agreement, the Company entrusted AMC to manage and make investments for its insurance funds and paid AMC a fixed investment management service fee and a variable investment management service fee. The fixed annual service fee was calculated and payable on a seasonal basis, by multiplying the average net value of the assets under management by the rate of 0.05%; the variable investment management service fee was payable annually, based on the results of performance evaluation, at 20% of the fixed service fee per annum. Asset management fees charged to the Company by AMC are eliminated in the consolidated statement of comprehensive income.
[5]	In 2018, CL Overseas renewed an investment management agreement with AMC HK, effective from 1 January 2018 to 31 December 2022. In accordance with the agreement, CL Overseas entrusted AMC HK to manage and make investments for its insurance funds and paid AMC HK a basic investment management fee and an investment performance fee. The basic investment management fee was accrued by multiplying the weighted average total funds by the basic fee rate. The investment performance fee was calculated based on the difference between the total actual annual yields and predetermined net realised yield. The basic investment management fee was calculated and payable on a semi-annual basis. The investment performance fee was payable according to the total actual annual yield at the end of each year.
[6]	On 15 May 2018, CLP&C renewed an agreement for the management of insurance funds with AMC, entrusting AMC to manage and make investments for its insurance funds, effective from 1 January 2018 to 31 December 2019. The agreement was subject to an automatic one-year renewal if no objections were raised by both parties upon expiry. In accordance with the agreement, CLP&C paid AMC a fixed service fee and a variable service fee. The fixed service fee was calculated on a monthly basis and payable on an annual basis, by multiplying the average net asset value of assets of each category under management at the beginning and the end of any given month by the responding annual investment management fee rate, divided by 12. The variable service fee was payable on an annual basis, and linked to investment performance.
[7]	On 31 January 2018, the Company and CLP&C signed a new framework insurance agency agreement, whereby CLP&C entrusted the Company to act as an agent to sell designated P&C insurance products in certain authorised jurisdictions. The agency fee was determined based on cost (tax included) plus a margin. The agreement is effective for three years, from 8 March 2018 to 7 March 2021.
[8]	On 29 December 2017, the Company renewed a property leasing agreement with CLI, effective from 1 January 2018 to 31 December 2020, pursuant to which CLI leased to the Company certain buildings of its own. Annual rental payable by the Company to CLI in relation to the CLI properties is determined either by reference to the market rent, or, the costs incurred by CLI in holding and maintaining the properties, plus a margin of approximately 5%. The rental was paid on a semi-annual basis, and each payment was equal to one half of the total annual rental.
[9]	On 31 December 2018, the Company and CLI renewed a management agreement of alternative investment of insurance funds, effective from 1 January 2019 to 31 December 2020. In accordance with the agreement, the Company entrusted CLI to engage in investment, operation and management of equities, real estate and related financial products, and securitised financial products under the instructions of the annual guidelines. The Company paid CLI an asset management fee and a performance related bonus based on the agreement. For fixed-income projects, the management fee rate was between 0.05% and 0.6% according to different ranges of returns; for non-fixed-income projects, the management fee rate for invested projects was 0.3%, the management fee rates for newly signed projects were between 0.05% and 0.3% according to CLI’s involvement in project management and the performance-related bonus is based on the internal return rate upon expiry of the project. In addition, the Company adjusts the investment management fees for fixed-income projects and non-fixed-income projects based on the annual evaluation results on CLI’s performance. The adjustment (variable management fee) ranges from negative 10% to positive 15% of the investment management fee in the current period.
[10]	On 19 October 2018, the Company and CGB renewed an insurance agency agreement to distribute insurance products. All individual insurance products suitable for distribution through bancassurance channels are included in the agreement. CGB provides agency services, including the sale of insurance products, collecting premiums and paying benefits. The Company paid the agency commission by multiplying the net amount of total premiums received from the sale of each category individual insurance products after deducting the surrender premiums in the hesitation period, by the responding fixed commission rate. The commission rates for various insurance products sold by CGB are agreed based on arm’s length transactions. The commissions are payable on a monthly basis. The agreement is effective from the signing date to 16 August 2020. On 28 December 2018, the Company and CGB signed another insurance agency agreement to distribute corporate group insurance products. The corporate group insurance products suitable for distribution through bancassurance channels are included in the agreement. The Company paid the agency commission by multiplying the net amount of total premiums received from the sale of each category group insurance product after deducting the surrender premiums, by the responding fixed commission rate. The commission rates for various insurance products sold by CGB are agreed by reference to comparable market prices of independent third-parties. The commissions are paid on a monthly basis. The agreement is effective for two years from 1 January 2019, with an automatic one-year renewal if no objections were raised by either party upon expiry.
[11]	On 1 January 2019, the Company and Pension Company renewed an entrusted agency agreement for pension business acted by life business. The agreement is effective from 1 January 2019 to 31 December 2021. The business means that Pension Company entrusted the Company to sell enterprise annuity funds, pension security business, occupational pension business and the third-party asset management business. The commissions agreed upon in the agreement include the daily business commissions and the annual promotional plans commissions. According to the agreement, the commissions for the entrusting service of enterprise annuity fund management, which is the core business of Pension Company, are calculated at 30% to 80% of the annual entrusting management fee revenues, depending on the duration of the agreement. The commissions for account management service are calculated at 60% of the first year’s account management fee and were only charged for the first year, regardless of the duration of the agreement. The commissions for investment management services, in accordance with the duration of the agreement, are calculated at 60% to 3% of the annual investment management fee (excluding risk reserves for investment), and decreased annually. The commissions of the group pension plan are, in accordance with the duration of the contracts, calculated at 50% to 3% of the annual investment management fee, and decreased annually; the commissions of the personal pension plan are calculated at 30% to 50% of the annual investment management fee according to the various rates of daily management fee applied to the various individual pension management products in all of the management years; the commissions of occupation annuity and third-party asset management business are in accordance with the provision of annual promotional plans, which should be determined by both parties on a separate occasion. The commissions charged to Pension Company by the Company are eliminated in the consolidated statement of comprehensive income of the Group.
[12]	On 31 December 2018, the Company and AMC HK renewed the management agreement of insurance funds investment, which is effective from 1 January 2019 to 31 December 2021. In accordance with the agreement, the Company entrusted AMC HK to manage and make investments for its insurance funds and paid AMC HK an asset management fee on a seasonal basis and the maximum investment management fee paid annually is RMB30 million. The management fee rate for financial products, such as investment plans, project asset-backed plans, customised products and insurance asset management products, set up by AMC HK in the industry permitted by regulatory policies, is set according to contractual terms. The management fee rate for the directive investment operation of term deposits, common stocks, funds, financial products and other investment products, universal account B-2 and entrusted assets account alike was 0.02%; the management fee rate for unlisted equity investment was 0.3%; the management fee rate for customised investment portfolio was agreed upon the management fee of market-oriented entrusted investment. Asset management fees charged to the Company by AMC HK are eliminated in the consolidated statement of comprehensive income.